Schedule of Investments ─ IQ Ultra Short Duration ETF

January 31, 2022 (unaudited)

	Principal Amount	Value
Long - Term Bonds 96.7%

Commercial Asset-Backed Securities — 26.0%

Asset Backed Securities — 26.0%
522 Funding CLO 2019-4 Ltd., (Cayman Islands)
Series 2019-4A BR, 1.854%, (3-Month LIBOR + 1.60%) due 4/20/30(a)	$1,000,000	$1,000,019
Apidos CLO, (Cayman Islands)
Series XXXA A2, 1.841%, (3-Month LIBOR + 1.60%) due 10/18/31(a)	1,250,000	1,251,330
Aqua Finance Trust 2020-A
Series 2020-AA A, 1.900%, due 7/17/46	548,650	546,090
Aqua Finance Trust 2021-A
Series 2021-A A, 1.540%, due 7/17/46	1,221,980	1,200,203
Ares XXXVIII CLO Ltd., (Cayman Islands)
Series 2015-38A BR, 1.654%, (3-Month LIBOR + 1.40%) due 4/20/30(a)	1,000,000	992,295
Battalion Clo 17 Ltd.
Series 2021-17A A1, 1.514%, (3-Month LIBOR + 1.26%) due 3/9/34(a)	1,000,000	1,001,823
Canyon CLO 2020-1 Ltd., (Cayman Islands)
Series 2020-1A BR, 1.941%, (3-Month LIBOR + 1.70%) due 7/15/34(a)	410,000	410,295
CARLYLE US CLO 2021-1 Ltd., (Cayman Islands)
Series 2021-1A A1, 1.381%, (3-Month LIBOR + 1.14%) due 4/15/34(a)	1,000,000	1,001,933
Cedar Funding VII Clo Ltd., (Cayman Islands)
Series 2018-7A B, 1.654%, (3-Month LIBOR + 1.40%) due 1/20/31(a)	1,000,000	993,197
Cook Park CLO Ltd., (Cayman Islands)
Series 2018-1A B, 1.641%, (3-Month LIBOR + 1.40%) due 4/17/30(a)	1,000,000	999,997
Dewolf Park CLO Ltd., (Cayman Islands)
Series 2017-1A BR, 1.691%, (3-Month LIBOR + 1.45%) due 10/15/30(a)	1,000,000	1,000,100
EDvestinU Private Education Loan Issue No 3 LLC
Series 2021-A A, 1.800%, due 11/25/45	989,342	960,323
Elmwood CLO VI Ltd., (Cayman Islands)
Series 2020-3A AR, 1.414%, (3-Month LIBOR + 1.16%) due 10/20/34(a)	1,000,000	1,001,193
Galaxy XIX CLO Ltd., (Cayman Islands)
Series 2015-19A A2RR, 1.659%, (3-Month LIBOR + 1.40%) due 7/24/30(a)	1,000,000	995,558
Neuberger Berman Loan Advisers CLO 32 Ltd., (Cayman Islands)
Series 2019-32A BR, 1.648%, (3-Month LIBOR + 1.40%) due 1/20/32(a)	1,000,000	995,924
Neuberger Berman Loan Advisers CLO 37 Ltd., (Cayman Islands)
Series 2020-37A BR, 1.704%, (3-Month LIBOR + 1.45%) due 7/20/31(a)	1,000,000	1,000,194
Oak Hill Credit Partners, (Cayman Islands)
Series 2021-8A A, 1.431%, (3-Month LIBOR + 1.19%) due 1/18/34(a)	750,000	751,199
Oaktree CLO 2020-1 Ltd., (Cayman Islands)
Series 2020-1A BR, 1.891%, (3-Month LIBOR + 1.65%) due 7/15/34(a)	1,000,000	999,997
Octagon Investment Partners 31 LLC, (Cayman Islands)
Series 2017-1A B1R, 1.754%, (3-Month LIBOR + 1.50%) due 7/20/30(a)	1,000,000	999,997
Octagon Investment Partners 51 Ltd., (Cayman Islands)
Series 2021-1A A, 1.404%, (3-Month LIBOR + 1.15%) due 7/20/34(a)	1,000,000	999,444
Palmer Square CLO 2014-1 Ltd., (Cayman Islands)
Series 2014-1A A2R2, 1.691%, (3-Month LIBOR + 1.45%) due 1/17/31(a)	1,150,000	1,150,070
Palmer Square CLO 2021-2 Ltd., (Cayman Islands)
Series 2021-2A A, 1.391%, (3-Month LIBOR + 1.15%) due 7/15/34(a)	1,000,000	1,000,579
Palmer Square Loan Funding 2019-4 Ltd., (Cayman Islands)
Series 2019-4A A2, 1.859%, (3-Month LIBOR + 1.60%) due 10/24/27(a)	1,000,000	1,000,847
Park Avenue Institutional Advisers CLO Ltd. 2018-1, (Cayman Islands)
Series 2018-1A A2R, 1.854%, (3-Month LIBOR + 1.60%) due 10/20/31(a)	700,000	700,013
Park Avenue Institutional Advisers CLO Ltd. 2021-1, (Cayman Islands)
Series 2021-1A A1A, 1.644%, (3-Month LIBOR + 1.39%) due 1/20/34(a)	1,000,000	1,002,527
Rad CLO 10 Ltd., (Cayman Islands)
Series 2021-10A A, 1.429%, (3-Month LIBOR + 1.17%) due 4/23/34(a)	1,000,000	1,000,981
Romark CLO IV Ltd., (Cayman Islands)
Series 2021-4A A1, 1.401%, (3-Month LIBOR + 1.17%) due 7/10/34(a)	1,000,000	998,908
Shackleton 2019-XIV Clo Ltd., (Cayman Islands)
Series 2019-14A A1R, 1.454%, (3-Month LIBOR + 1.20%) due 7/20/34(a)	1,000,000	1,000,582
Sixth Street CLO XVII Ltd., (Cayman Islands)
Series 2021-17A A, 1.494%, (3-Month LIBOR + 1.24%) due 1/20/34(a)	1,000,000	1,001,823
TICP CLO XV Ltd., (Cayman Islands)
Series 2020-15A A, 1.534%, (3-Month LIBOR + 1.28%) due 4/20/33(a)	1,000,000	1,000,589
TRESTLES CLO II Ltd., (Cayman Islands)
Series 2018-2A A2, 1.928%, (3-Month LIBOR + 1.67%) due 7/25/31(a)	275,000	275,082
Trestles Clo IV Ltd., (Cayman Islands)
Series 2021-4A A, 1.425%, (3-Month LIBOR + 1.17%) due 7/21/34(a)	1,000,000	1,000,876
Vantage Data Centers LLC
Series 2020-1A A2, 1.645%, due 9/15/45	1,260,000	1,216,451
Wellfleet CLO 2017-3 Ltd., (Cayman Islands)
Series 2017-3A A2, 1.741%, (3-Month LIBOR + 1.50%) due 1/17/31(a)	1,000,000	996,252

Schedule of Investments ─ IQ Ultra Short Duration ETF (continued)

January 31, 2022 (unaudited)

	Principal Amount	Value
Commercial Asset-Backed Securities (continued)

Asset Backed Securities (continued)
Wellfleet CLO 2021-2 Ltd., (Cayman Islands)
Series 2021-2A A1, 1.441%, (3-Month LIBOR + 1.20%) due 7/15/34(a)	$933,333	$934,552
		33,381,243
Total Commercial Asset-Backed Securities
(Cost $33,453,737)		33,381,243

Commercial Mortgage-Backed Securities — 5.1%

Mortgage Securities — 5.1%
BFLD Trust
Series 2021-FPM A, 1.707%, (1-Month LIBOR + 1.60%) due 6/15/38(a)	1,000,000	998,797
COMM 2013-SFS Mortgage Trust
Series 2013-SFS A2, 2.987%, due 4/12/35(a)(b)	1,250,000	1,260,255
GS Mortgage Securities Corp. II
Series 2012-BWTR A, 2.954%, due 11/5/34	1,250,000	1,255,945
GS Mortgage Securities Corp. Trust 2012-ALOHA
Series 2012-ALOH A, 3.551%, due 4/10/34	1,000,000	999,914
Houston Galleria Mall Trust 2015-HGLR
Series 2015-HGLR A1A1, 3.087%, due 3/5/37	1,000,000	1,014,777
Queens Center Mortgage Trust 2013-QC
Series 2013-QCA A, 3.275%, due 1/11/37	1,000,000	1,016,573
		6,546,261
Total Commercial Mortgage-Backed Securities
(Cost $6,644,104)		6,546,261

Corporate Bonds — 41.7%

Basic Materials — 0.3%
International Flavors & Fragrances, Inc.
1.230%, due 10/1/25	425,000	409,169

Communications — 4.8%
Discovery Communications LLC
3.800%, due 3/13/24	1,525,000	1,581,250
T-Mobile USA, Inc.
1.500%, due 2/15/26	1,950,000	1,888,129
Verizon Communications, Inc.
0.839%, (SOFR + 0.79%) due 3/20/26(a)	2,725,000	2,739,380
		6,208,759
Consumer, Cyclical — 5.3%
Ford Motor Credit Co. LLC
3.087%, due 1/9/23	200,000	200,500
3.664%, due 9/8/24	325,000	328,250
General Motors Financial Co., Inc.
1.050%, due 3/8/24	1,922,000	1,891,097
Hyundai Capital America
1.300%, due 1/8/26	2,425,000	2,320,436
Nissan Motor Acceptance Co. LLC
1.125%, due 9/16/24	1,750,000	1,697,235
Ralph Lauren Corp.
1.700%, due 6/15/22	225,000	225,894
		6,663,412
Consumer, Non-cyclical — 3.1%
Avery Dennison Corp.
0.850%, due 8/15/24	2,250,000	2,196,531
Baxter International, Inc.
1.322%, due 11/29/24	900,000	884,005
Global Payments, Inc.
1.500%, due 11/15/24	900,000	887,091
		3,967,627
Energy — 2.9%
Pioneer Natural Resources Co.
0.550%, due 5/15/23	2,400,000	2,376,621
Valero Energy Corp.
2.850%, due 4/15/25	1,325,000	1,352,263
		3,728,884
Financial — 11.4%
Air Lease Corp.
0.800%, due 8/18/24	2,200,000	2,129,308
Aircastle Ltd.
2.850%, due 1/26/28	1,100,000	1,075,438
Ares Finance Co. LLC
4.000%, due 10/8/24	1,640,000	1,702,400
Bank of America Corp.
4.200%, due 8/26/24	1,400,000	1,477,653
Citigroup, Inc.
1.601%, (3-Month LIBOR + 1.43%) due 9/1/23(a)	2,775,000	2,793,986
Goldman Sachs Group, Inc. (The)
1.259%, (3-Month LIBOR + 1.00%) due 7/24/23(a)	2,775,000	2,783,771
JPMorgan Chase & Co.
1.561%, (SOFR + 0.61%) due 12/10/25(a)	1,250,000	1,230,883
Morgan Stanley
4.100%, due 5/22/23	1,500,000	1,549,059
		14,742,498
Industrial — 4.0%
Boeing Co. (The)
1.167%, due 2/4/23	750,000	749,895
1.950%, due 2/1/24	1,375,000	1,380,554
Flex Ltd.
3.750%, due 2/1/26	875,000	917,905
Ryder System, Inc.
2.500%, due 9/1/24	2,075,000	2,108,343
		5,156,697
Technology — 1.7%
Skyworks Solutions, Inc.
0.900%, due 6/1/23	2,225,000	2,201,474

Utilities — 8.2%
American Electric Power Co., Inc.
2.031%, due 3/15/24	225,000	225,225
CenterPoint Energy, Inc.
0.699%, (SOFR + 0.65%) due 5/13/24(a)	1,725,000	1,725,018
Entergy Louisiana LLC
0.620%, due 11/17/23	850,000	837,483
Eversource Energy
Series T, 0.299%, (SOFR + 0.25%) due 8/15/23(a)	2,250,000	2,249,302
OGE Energy Corp.
0.703%, due 5/26/23	2,000,000	1,978,641
Pacific Gas and Electric Co.
1.750%, due 6/16/22	1,700,000	1,699,415

Schedule of Investments ─ IQ Ultra Short Duration ETF (continued)

January 31, 2022 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Utilities (continued)
Southern California Edison Co.
1.100%, due 4/1/24	$1,875,000	$1,849,904
		10,564,988
Total Corporate Bonds
(Cost $54,458,938)		53,643,508

Foreign Bonds — 18.9%

Communications — 0.4%
Thomson Reuters Corp., (Canada)
3.850%, due 9/29/24	475,000	496,217

Consumer, Cyclical — 1.9%
Daimler Trucks Finance North America LLC, (Germany)
0.799%, (SOFR + 0.75%) due 12/13/24(a)	1,000,000	1,001,432
Volkswagen Group of America Finance LLC, (Germany)
1.250%, due 11/24/25	1,500,000	1,449,772
		2,451,204
Consumer, Non-cyclical — 1.6%
Bayer US Finance II LLC, (Germany)
3.875%, due 12/15/23	2,025,000	2,091,855

Financial — 13.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland)
1.650%, due 10/29/24	2,450,000	2,406,181
Antares Holdings LP, (Canada)
3.950%, due 7/15/26	550,000	556,181
BNP Paribas SA, (France)
4.250%, due 10/15/24	2,125,000	2,251,924
BOC Aviation USA Corp., (Singapore)
1.625%, due 4/29/24	1,125,000	1,112,506
Credit Agricole SA/London, (France)
1.907%, (SOFR + 1.68%) due 6/16/26(a)	1,300,000	1,282,877
HSBC Holdings PLC, (United Kingdom)
4.250%, due 8/18/25	2,150,000	2,266,844
Lloyds Banking Group PLC, (United Kingdom)
0.695%, (CMT + 0.55%) due 5/11/24(a)	2,375,000	2,349,102
Royal Bank of Canada, (Canada)
0.410%, (SOFR + 0.36%) due 7/29/24(a)	2,800,000	2,798,595
Standard Chartered PLC, (United Kingdom)
0.991%, (CMT + 0.78%) due 1/12/25(a)	1,300,000	1,271,513
1.319%, (CMT + 1.17%) due 10/14/23(a)	1,500,000	1,497,371
		17,793,094
Government — 1.1%
International Bank for Reconstruction & Development, (Supranational)
Series GDIF, 0.850%, due 2/10/27	1,500,000	1,419,932

Total Foreign Bonds
(Cost $24,649,232)		24,252,302

United States Government Agency Mortgage-Backed Securities — 5.0%

Mortgage Securities — 5.0%
Freddie Mac Multifamily Structured Pass Through Certificates
Series 2020-K108, 1.690%, due 3/25/30(a)(b)	7,357,719	877,950
Series 2020-K119, 0.932%, due 9/25/30(a)(b)	14,959,289	1,022,360
Series 2020-K120, 1.039%, due 10/25/30(a)(b)	14,717,156	1,119,006
Series 2020-K122, 0.883%, due 11/25/30(a)(b)	17,661,735	1,166,981
Series 2021-K124, 0.721%, due 12/25/30(a)(b)	19,477,100	1,091,386
Series K130, 1.037%, due 6/25/31(a)(b)	14,330,786	1,194,094
		6,471,777
Total United States Government Agency Mortgage-Backed Securities
(Cost $6,535,839)		6,471,777

	Shares
Short-Term Investment — 2.8%

Money Market Fund — 2.8%

BlackRock Liquidity T-Fund, 0.01%(c)
(Cost $3,625,809)	3,625,809	3,625,809

Total Investments — 99.5%
(Cost $129,367,659)		127,920,900
Other Assets and Liabilities, Net — 0.5%		659,518
Net Assets — 100.0%		$128,580,418

(a)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of January 31, 2022.
(b)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(c)	Reflects the 7-day yield at January 31, 2022.

Abbreviations
CMT	- 1 year Constant Maturity Treasury Index
LIBOR	- London InterBank Offered Rate
SOFR	- Secured Financing Overnight Rate

Schedule of Investments ─ IQ Ultra Short Duration ETF (continued)

January 31, 2022 (unaudited)

Open futures contracts outstanding at January 31, 2022:

Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Notional Value at Trade Date	Notional Value at January 31, 2022	Unrealized Appreciation (Depreciation)
U.S. 10 Year Note (CBT)	RBC Capital Markets	March 2022	(27)	$(3,493,569)	$(3,455,156)	$38,413
U.S. 10 Year Ultra Note	RBC Capital Markets	March 2022	24	3,402,508	3,427,875	25,367
U.S. 2 Year Note (CBT)	RBC Capital Markets	March 2022	(174)	(37,772,386)	(37,698,188)	74,198
U.S. 5 Year Note (CBT)	RBC Capital Markets	March 2022	(218)	(26,396,393)	(25,986,281)	410,112
						$548,090

CBT — Chicago Board of Trade

Cash posted as collateral to broker for futures contracts was $265,930 at January 31, 2022.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Commercial Asset-Backed Securities	$–	$33,381,243	$–	$33,381,243
Commercial Mortgage-Backed Securities	–	6,546,261	–	6,546,261
Corporate Bonds	–	53,643,508	–	53,643,508
Foreign Bonds	–	24,252,302	–	24,252,302
United States Government Agency Mortgage-Backed Securities	–	6,471,777	–	6,471,777
Short-Term Investment:
Money Market Fund	3,625,809	–	–	3,625,809
Total Investments in Securities	3,625,809	124,295,091	–	127,920,900
Other Financial Instruments:(e)
Futures Contracts	548,090	–	–	548,090
Total Investments in Securities and Other Financial Instruments	$4,173,899	$124,295,091	$–	$128,468,990

(d)	For a complete listing of investments and their industries, see the Schedule of Investments.
(e)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended January 31, 2022, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.